Putnam Global Income Trust	Mar. 20, 2017
Risk/Return:
Supplement Text

Prospectus Supplement	February 28, 2017

Putnam Global Income Trust
Prospectuses dated February 28, 2017
  Class T shares of the fund are not currently available for purchase.